DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND LIQUIDITY (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 09, 2022	Feb. 03, 2022	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.10		$ 10.10
Proceeds from issuance of IPO					$ 84,525,000	$ 84,525,000
Aggregate market fair value percentage				80.00%		80.00%
Aggregate percentage of public shares				15.00%		15.00%
Percentage of public share				100.00%		100.00%
Interest on dissolution expenses				$ 100,000		$ 100,000
Share price				$ 10.00			$ 10.00
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net tangible assets required to redeem public share				$ 5,000,001		$ 5,000,001
Share price				$ 10.00		$ 10.00
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits				$ 862,500		$ 862,500
Share price				$ 10.00		$ 10.00
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price						$ 0.10
Stock issued during period shares new issues		8,625,000
Proceeds from issuance of IPO		$ 86,250,000
Description on sale of stock				The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Initial Public Offering, including proceeds from the Private Placement Units, will be held in a trust account (“Trust Account”)		The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Upon the closing of the Initial Public Offering, management has agreed that an amount equal to at least $10.10 per Unit sold in the Initial Public Offering, including proceeds from the Private Placement Units, will be held in a trust account (“Trust Account”)
Share price				$ 0.10
IPO [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				10.10		$ 10.10
IPO [Member] | Underwriters [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		$ 10.00
Stock issued during period shares new issues		1,125,000
Proceeds from issuance of IPO		$ 11,250,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				10.00		10.00
Private Placement [Member] | Alset Acquisition Sponsor, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price		$ 10.00
Stock issued during period shares new issues		473,750
Proceeds from issuance of IPO		$ 4,737,500
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value			$ 0.0001	0.0001		0.0001
Share price				11.50		11.50
Common Class A [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.00		$ 10.00
Stock issued during period shares new issues				7,500,000		7,500,000
Proceeds from issuance of IPO				$ 75,000,000		$ 75,000,000
Common Class A [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price				$ 10.00		$ 10.00
Description on sale of stock				Each Private Placement Unit is comprised of one Class A common share, one-half of one warrant and one right. Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment		Each Private Placement Unit is comprised of one Class A common share, one-half of one warrant and one right. Each private placement right entitles the holder thereof to receive one-tenth (1/10) of one share of Class A common stock upon the consummation of an initial Business Combination. Each whole private placement warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment
Merger Agreement [Member] | HWH International Inc [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration paid	$ 125,000,000
Common stock, par value	$ 0.0001
Total consideration paid, shares	12,500,000
Share price	$ 10.00